Property, Machinery and Equipment, Net and Assets For The Right-Of-Use, Net - Summary of Recognized Impairment Losses (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses	$ 122	$ 36	$ 77
Caribbean TCL [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses	16	7	14
France [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses	45	6	0
United Kingdom [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses	9	5	10
United States [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses	24	3	26
Spain [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses	15	2	23
Other countries [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses	$ 13	$ 13	$ 4